Other income/expenses and adjustments (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Finance Income	Finance income

	Year ended December 31,
	2022 £’000s	2021 £’000s	2020 £’000s
Bank interest earned	696	1	5
Gain on short-term investments	—	—	39

Total	696	1	44

Summary of Finance Costs
Finance costs

	Year ended December 31,
	2022 £’000s	2021 £’000s	2020 £’000s
Interest on convertible loan notes	(2,660)	(3,549)	(2,241)
Interest on bank loan	—	—	(2,900)
Interest on lease liabilities	(209)	(227)	(1,085)
Discounting of provision on deferred cash consideration	(451)	(225)	(157)
Other	(41)	(21)	—

Total	(3,361)	(4,022)	(6,383)

Summary of Changes In The Fair Value Of Financial Instruments
Changes in the fair value of financial instruments

	Year ended December 31,
	2022 £’000s	2021 £’000s	2020 £’000s
Changes in the fair value of warrants – private placement	7,593	39,535	(45,977)
Changes in the fair value of warrants – bank loan	212	504	(714)
Changes in the fair value of embedde d derivative	—	—	(63,158)

Total	7,805	40,039	(109,849)